INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of provision for income taxes

	Years Ended December 31,
	2023	2024	2025
Income (loss) before income taxes and equity in earnings (losses) of affiliates
Canada	$(61,704)	$(38,474)	$(15,399)
United States	(49,536)	(151,101)	131,620
Foreign	519,765	107,273	(256,960)
	$408,525	$(82,302)	$(140,739)
Current tax expense (benefit)
Canada	$1,944	$972	$3,204
United States	12,570	(16,750)	9,722
Foreign	60,536	104,569	67,979
	75,050	88,791	80,905
Deferred tax expense (benefit)
Canada	2,048	(8,799)	(967)
United States	(4,176)	(31,637)	(1,219)
Foreign	(117,990)	(64,931)	(64,570)
	(15,549)	(105,367)	(66,756)
Total income tax expense (benefit)
Canada	3,992	(7,827)	2,237
United States	8,394	(48,387)	8,503
Foreign	47,115	39,638	3,409
	$59,501	$(16,576)	$14,149

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Year Ended December 31,
	2025
	Amount	Percent
Effective rate reconciliation:
Canada federal statutory rate	$(35,185)	25.0%
Provincial income taxes, net of federal abatement (1)	(231)	0.2%
Foreign tax effects
United States
Statutory tax rate difference	(5,265)	3.7%
Changes in valuation allowances	(7,491)	5.3%
Nontaxable and nondeductible items	(30,456)	21.6%
Others	(7,408)	5.3%
China SAR, Hong Kong
Statutory tax rate difference	(21,998)	15.6%
Others	1,433	(1.0)%
Other jurisdictions	(760)	0.5%
Changes in valuation allowances	109,283	(77.6)%
True-up	13,916	(9.9)%
Others	(1,689)	1.2%
Income tax expense	$14,149	(10.1)%

(1) Provincial taxes in Ontario make up the majority of the tax effect in this category.

	Years Ended December 31,
	2023	2024
Combined federal and provincial income tax rate	27%	27%
Effect of permanent difference	(15)	13
Effect of different tax rate on earnings in other jurisdictions	(4)	(6)
Effect of tax holiday	(1)	—
Effect of true-up	—	9
Effect of cross-border tax	1	(2)
Tax credits	—	8
Change in valuation allowance	7	(29)
	15%	20%

Schedule of components of the deferred tax assets and liabilities

	December 31,	December 31,
	2024	2025
Deferred tax assets:
Accrued warranty costs	$11,200	$14,911
Allowance for credit losses	14,928	14,104
Inventory write-downs	7,022	5,223
Future deductible expenses	33,656	37,216
Depreciation difference and impairment of property, plant and equipment, project assets, solar power and battery energy storage systems	40,359	60,271
Accrued liabilities	10,886	11,882
Government subsidies	48,473	37,004
Net operating losses carryforwards	233,329	467,705
Interest limitations	26,199	26,713
Others	100,099	114,114
Total deferred tax assets, gross	526,151	789,143
Valuation allowance	(52,651)	(154,983)
Total deferred tax assets, net	$473,500	$634,160

Deferred tax liabilities:
Investments in partnerships	$69,327	$156,869
Depreciation difference of property, plant and equipment	59,729	54,348
Others	75,776	85,502
Total deferred tax liabilities	$204,832	$296,719
Net deferred tax assets	$268,668	$337,441
Analysis as:
Deferred tax assets	473,500	634,160
Deferred tax liabilities	(204,832)	(296,719)
Net deferred tax assets	$268,668	$337,441

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2023	2024	2025
Beginning balance	$43,488	$72,678	$52,651
Additions (reversals)	28,819	(19,328)	101,792
Foreign exchange effect	371	(699)	540
Ending balance	$72,678	$52,651	$154,983

Schedule of movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties)

	Years Ended December 31,
	2023	2024	2025
Beginning balance	$4,770	$4,745	$4,829
Additions	—	146	—
Reductions for tax positions from prior years and statute of limitations expirations	(24)	(63)	(15)
Foreign exchange effect	(1)	1	4
Ending balance	$4,745	$4,829	$4,818

Schedule of cash paid for taxes, net of refunds

Year Ended December 31,	2025
Canada federal and provincial	$4,589
Foreign
United States	29,777
China SAR, Hong Kong	83,629
Others	31,718
Cash paid for taxes, net of refunds	$149,713